Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (2,881,000)	$ (3,707,000)	$ (15,950,000)	$ (10,053,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	122,000	124,000	501,000	299,000
Depreciation of rental equipment	19,000		26,000
Change in inventory reserves			432,000	60,000
Impairment of rental equipment			98,000
Amortization of debt discount	69,000	750,000	2,326,000	713,000
Financing costs			2,497,000
Fair value of common stock issued for services	586,000	612,000	1,545,000	1,744,000
Fair value of vested options and warrants	730,000	716,000	2,721,000	1,768,000
Fair value of vested restricted stock units	172,000		388,000
Gain on forgiveness of SBA PPP loan				(38,000)
Changes in operating assets and liabilities
Accounts receivable	(5,000)	18,000	17,000	(17,000)
Inventory		(415,000)	(432,000)	(60,000)
Prepaid expenses and other current assets	26,000	41,000	87,000	(87,000)
Accounts payable and accrued expenses	445,000	745,000	1,176,000	368,000
Deferred revenues	(19,000)		104,000
Net cash used in operating activities	(736,000)	(1,116,000)	(4,464,000)	(5,303,000)
Cash Flows from Investing Activities
Deposits on purchase of equipment		(9,000)	(50,000)	(20,000)
Purchase of rental equipment			(228,000)
Deposits on purchase of equipment				(1,351,000)
Net cash used in investing activities		(9,000)	(278,000)	(1,371,000)
Cash Flows from Financing Activities
Proceeds from sale of common stock			1,620,000	5,245,000
Proceeds from exercise of warrants	114,000	126,000	1,558,000
Proceeds from notes payable	180,000
Proceeds from convertible notes payable	280,000			3,034,000
Advances from related party	5,000
Deferred offering costs		(27,000)	134,000	(186,000)
Repayment of convertible notes			(100,000)
Repayment of loans payable	(3,000)	(2,000)	(13,000)	(7,000)
Repayment of patent purchase obligation				(100,000)
Net cash provided by financing activities	576,000	97,000	3,199,000	7,986,000
Net decrease in cash	(160,000)	(1,028,000)	(1,543,000)	1,312,000
Cash beginning of period	172,000	1,715,000	1,715,000	403,000
Cash end of period	12,000	687,000	172,000	1,715,000
Supplemental disclosures of cash flow information:
Cash paid for interest	4,000	3,000	7,000	3,000
Cash paid for income taxes
Noncash financing and investing activities:
Fair value of warrants recorded as a debt discount	110,000			2,482,000
Reclassification of vendor deposits to property and equipment			247,000
Reclassification of vendor deposits to inventory			30,000
Issuance of loan payable for vehicle purchase		40,000	49,000	40,000
Issuance of non-cancellable payable for insurance policy			$ 101,000
Common stock issued as s debt discount	$ 24,000